Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Expenses and Other Current Liabilities
Interest payable	¥ 4,599		¥ 21,053
Payables to merchants	428,238		511,370
Accrual for salary, bonus and employee benefits	26,256		22,211
Advertising fees payable	7,122		19,216
Accrued expenses	23,970		22,008
Deposits from merchants	53,373		50,256
Other tax payable	73,029		95,322
Others	6,888		929
Accrued Expenses and Other Current Liabilities	¥ 623,475	$ 97,836	¥ 742,365